Variable Interest Entity (Details) - USD ($)		1 Months Ended	9 Months Ended	12 Months Ended
	Dec. 30, 2021	Nov. 30, 2024	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2023
Variable Interest Entity [Line Items]
Common stock voting rights			Each Class A share of Libra is entitled to 1 vote while each Class B share of Libra is entitled to 10 votes.
Share of economic (in Dollars per share)	$ 0.001
Variable interest primary beneficiary (in Dollars)
Equity investment (in Dollars)					$ 77,200
Business Combination, Series of Individually Immaterial Business Combinations [Member]
Variable Interest Entity [Line Items]
Voting right percentage			31.51%	31.51%
Business Combination, Series of Individually Immaterial Business Combinations [Member] | Scipio [Member]
Variable Interest Entity [Line Items]
Voting right percentage			48.36%
Business Combination, Series of Individually Immaterial Business Combinations [Member] | Mios [Member]
Variable Interest Entity [Line Items]
Voting right percentage			48.39%
Libra [Member]
Variable Interest Entity [Line Items]
Voting right percentage				48.33%
Mios [Member]
Variable Interest Entity [Line Items]
Voting right percentage				48.39%
Scipio [Member]
Variable Interest Entity [Line Items]
Voting right percentage				48.36%
Variable Interest Entity [Member]
Variable Interest Entity [Line Items]
Other Liabilities (in Dollars)			$ 0	$ 0
Equity investment (in Dollars)
Class A Ordinary Shares [Member]
Variable Interest Entity [Line Items]
Common stock voting rights	1		one	one
Share of economic (in Dollars per share)	$ 1
Ordinary shares (in Shares)			5,346,823	3,811,823	2,937,921	70,430
Class A Ordinary Shares [Member] | Scipio [Member]
Variable Interest Entity [Line Items]
Acquired shares (in Shares)		10,000
Class A Ordinary Shares [Member] | Scipio [Member]
Variable Interest Entity [Line Items]
Ordinary shares (in Shares)		10,000
Class B Ordinary Shares [Member]
Variable Interest Entity [Line Items]
Common stock voting rights	10		ten	ten
Share of economic (in Dollars per share)	$ 0.001
Ordinary shares (in Shares)			1,796,934	1,796,934	2,243,776
Class B Ordinary Shares [Member] | Scipio [Member]
Variable Interest Entity [Line Items]
Ordinary shares (in Shares)		5,850,000
Class B Ordinary Shares [Member] | Variable Interest Entity [Member] | Scipio [Member]
Variable Interest Entity [Line Items]
Acquired shares (in Shares)		5,850,000
Libra Sciences Limited [Member]
Variable Interest Entity [Line Items]
Common stock voting rights			each Class A ordinary share is entitled to 1 vote and 1 share of economic benefit of the respective company, while each Class B ordinary share is entitled to 10 votes
Ownership interest percentage			97.27%	97.27%
Libra Sciences Limited [Member] | Group’s subsidiaries [Member]
Variable Interest Entity [Line Items]
Voting right percentage				31.51%
Voting right percentage			31.51%
Libra Sciences Limited [Member] | Business Combination, Series of Individually Immaterial Business Combinations [Member]
Variable Interest Entity [Line Items]
Voting right percentage			48.33%
Mios Pharmaceuticals Limited [Member]
Variable Interest Entity [Line Items]
Ownership interest percentage			97.93%	97.93%
Mios Pharmaceuticals Limited [Member] | Group’s subsidiaries [Member]
Variable Interest Entity [Line Items]
Voting right percentage				36.17%
Voting right percentage			36.17%
Scipio Life Sciences Limited [Member]
Variable Interest Entity [Line Items]
Ownership interest percentage			97.93%	97.93%
Scipio Life Sciences Limited [Member] | Group’s subsidiaries [Member]
Variable Interest Entity [Line Items]
Voting right percentage				35.06%
Voting right percentage			35.06%